Expense Example - Investor P - iShares Russell 2000 Small-Cap Index Fund - Investor P Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 561
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	735
Expense Example, with Redemption, 10 Years	$ 1,008